Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill gross, beginning balance	$ 160	$ 167
Accumulated impairment losses, beginning balance	0	0
Goodwill, beginning balance	160	167
Divestitures		(3)
Translation	(8)	(4)
Goodwill gross, ending balance	152	160
Accumulated impairment losses, ending balance	0	0
Goodwill, ending balance	152	160
Bauxite [Member]
Goodwill [Line Items]
Goodwill gross, beginning balance	3	2
Accumulated impairment losses, beginning balance	0	0
Goodwill, beginning balance	3	2
Translation	(1)	1
Goodwill gross, ending balance	2	3
Accumulated impairment losses, ending balance	0	0
Goodwill, ending balance	2	3
Alumina [Member]
Goodwill [Line Items]
Goodwill gross, beginning balance	5	7
Accumulated impairment losses, beginning balance	0	0
Goodwill, beginning balance	5	7
Divestitures		(3)
Translation	(1)	1
Goodwill gross, ending balance	4	5
Accumulated impairment losses, ending balance	0	0
Goodwill, ending balance	4	5
Corporate Segment [Member]
Goodwill [Line Items]
Goodwill gross, beginning balance	152	158
Accumulated impairment losses, beginning balance	0	0
Goodwill, beginning balance	152	158
Translation	(6)	(6)
Goodwill gross, ending balance	146	152
Accumulated impairment losses, ending balance	0	0
Goodwill, ending balance	$ 146	$ 152